BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Separate Account A

Brighthouse Variable Annuity Account C

Supplement dated October 2, 2023 to the Prospectuses for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at Brighthouse Life Insurance Company, P.O. Box 4301, Clinton, IA 52733-4301, call us at (888) 243-1932 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Service Center Contact Information Change

Effective October 16, 2023, the contact information for the Annuity Service Center for various Contract transactions will change. Please use the new contact information listed below.

Death Claims	Brighthouse Life Insurance Company P.O. Box 4330 Clinton, IA 52733-4330 Fax: 877-245-8163

Annuity Payments/Income • Requests to receive regular income payments (referred to as Annuity Payments)	Brighthouse Life Insurance Company P.O. Box 4365 Clinton, IA 52733-4365 Telephone: 800-882-1292 Fax: 877-246-8424

• Death Claims for Contracts receiving Annuity Payments	Brighthouse Life Insurance Company P.O. Box 4364 Clinton, IA 52733-4364 Telephone: 800-882-1292 Fax: 877-245-8163

• General requests and elections for Contracts receiving Annuity Payments	Brighthouse Life Insurance Company P.O. Box 4363 Clinton, IA 52733-4363 Telephone: 800-882-1292 Fax: 877-246-8424

A4 (nonselling VAs SA A_PRO)

CS52S1/CS5SR1

All other requests and elections, including subsequent Purchase Payments, and general inquiries	Brighthouse Life Insurance Company P.O. Box 4301 Clinton, IA 52733-4301 Telephone: 888-243-1932 Fax: 877-246-8424

We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on December 15, 2023. After this date, requests and elections, (including payments) sent to an address other than the ones provided above, may be returned or there may be a delay in processing requests or applying payments.

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the prospectus for the following variable annuity contracts:

Brighthouse Separate Account A

Marquis Portfolios (offered between November 7, 2005 and April 30, 2012)	Series O (offered between April 30, 2012 and July 19, 2015)

Marquis Portfolios (offered on and after April 30, 2012)	Series O (offered on and after July 20, 2015)

Brighthouse Investment Portfolio Architect and Brighthouse Investment Portfolio Architect-C Share Option	Series S and Series S-L Share Option (offered between April 30, 207 and October 7, 2011)

Protected Equity Portfolio (PEP)	Series S and Series S-L Share Option (offered between October 7, 2011 and May 1, 2016)

Pioneer PRISM	Series VA (offered between March 22, 2001 and October 7, 2011)

Pioneer PRISM L	Series VA (offered between October 7, 2011 and May 1, 2016)

Pioneer XC	Series VA-4 (offered between May 1, 2011 and October 7, 2011)

PrimElite III	Series VA-4 (offered between October 7, 2011 and May 1, 2016)

PrimElite IV	Series VA-4 (offered on and after May 2, 2016)

Series C (offered between September 4, 2001 and October 7, 2011)	Series XC

Series C (offered on and after October 7, 2011)	Series XTRA 6

Series L (offered between November 22, 2004 and October 7, 2011)	Series XTRA

Series L-4 (offered between November 22, 2004 and October 7, 2011)	Simple Solutions

Series L-4 (offered between October 7, 2011 and April 28, 2013)	Vintage L

Series L-4 (offered on and after April 29, 2013)	Vintage XC

Brighthouse Variable Annuity Account C

Class A; Class A (CA)	Class XC; Class XC (CA)

Class AA; Class AA (CA)	COVA VA SPDA

Class B; Class B (CA)	COVA VA (CA); Premier Advisor (CA)

Class C; Class C (CA)	COVA VA; Firstar Summit VA; Premier Advisor VA; Destiny Select VA; Prevail VA

Class L; Class L (CA)	COVA Series A; COVA Series A (CA)

Class L-4 Year; Class L-4 Year (CA)	Navigator-Select VA; Russell-Select; Custom-Select

Class VA; Class VA (CA)	Navigator-Select VA (CA); Russell-Select (CA); Custom- Select (CA)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE